Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 97.73%
Communication services: 0.14%
Media: 0.14%
A.H. Belo Corporation Class A ♠	2,012,189	$ 3,038,405
Gannett Company Incorporated †	859,457	2,887,776
		5,926,181
Consumer discretionary: 8.38%
Diversified consumer services: 0.46%
Franchise Group Incorporated	641,243	19,525,849
Hotels, restaurants & leisure: 3.55%
Denny’s Corporation ♠†	4,326,068	63,506,678
Dine Brands Global Incorporated *	765,946	44,424,868
Jack in the Box Incorporated	479,100	44,460,480
		152,392,026
Household durables: 2.59%
Helen of Troy Limited †	352,600	78,344,194
Tupperware Brands Corporation †	1,009,892	32,710,402
		111,054,596
Internet & direct marketing retail: 0.15%
Groupon Incorporated †	175,100	6,652,925
Specialty retail: 0.67%
American Eagle Outfitters Incorporated	653,300	13,111,731
Leslie's Incorporated †«	315,047	8,742,554
ODP Corporation	232,500	6,812,250
		28,666,535
Textiles, apparel & luxury goods: 0.96%
Delta Apparel Incorporated ♠†	562,902	11,297,444
Steven Madden Limited	844,800	29,838,336
		41,135,780
Consumer staples: 12.36%
Beverages: 0.88%
Primo Water Corporation	2,397,400	37,591,232
Food & staples retailing: 1.04%
BJ's Wholesale Club Holdings Incorporated †	1,197,381	44,638,364
Food products: 7.17%
Hostess Brands Incorporated †	3,150,735	46,126,760
J & J Snack Foods Corporation	783,406	121,717,790
Nomad Foods Limited †	3,522,122	89,532,341
Tootsie Roll Industries Incorporated «	545,121	16,190,094
TreeHouse Foods Incorporated †	192,085	8,161,692
UTZ Brands Incorporated Class A	1,171,779	25,849,445
		307,578,122
See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Household products: 2.90%
Central Garden & Pet Company ♠†	782,122	$ 30,197,730
Central Garden & Pet Company Class A †	758,090	27,541,410
Spectrum Brands Holdings Incorporated	846,769	66,877,816
		124,616,956
Personal products: 0.37%
Edgewell Personal Care Company	460,736	15,932,251
Energy: 2.38%
Energy equipment & services: 0.49%
Forum Energy Technologies Incorporated †	173,244	2,061,604
Patterson-UTI Energy Incorporated	3,584,710	18,855,575
		20,917,179
Oil, gas & consumable fuels: 1.89%
Berry Petroleum Corporation	1,776,937	6,539,128
Denbury Incorporated †	597,000	15,336,930
Magnolia Oil & Gas Corporation †	2,417,816	17,069,781
Nordic American Tankers Limited «	2,490,500	7,346,975
Pacific Ethanol Incorporated †«	1,340,671	7,279,844
Southwestern Energy Company †	4,586,380	13,667,412
Whiting Petroleum Corporation †	555,100	13,877,500
		81,117,570
Financials: 20.97%
Banks: 10.82%
Associated Banc Corporation	2,902,656	49,490,285
CVB Financial Corporation	1,574,800	30,708,600
First Citizens BancShares Corporation Class A	213,358	122,525,099
First Hawaiian Incorporated	1,494,290	35,235,358
Hancock Holding Company	1,162,745	39,556,585
Renasant Corporation	1,245,235	41,939,515
South State Corporation	627,361	45,358,200
UMB Financial Corporation	1,442,126	99,492,273
		464,305,915
Capital markets: 2.32%
Apollo Investment Corporation	1,645,986	17,488,601
Glassbridge Enterprises Incorporated ♠†	1,527	76,365
New Mountain Finance Corporation	2,362,750	26,840,840
Pershing Square Tontine Holdings †	1,764,495	48,911,801
Westwood Holdings Group Incorporated ♠	438,883	6,363,804
		99,681,411
Diversified financial services: 0.94%
Ajax I †	914,026	11,343,063
Capitol Investment Corporation V †	590,100	6,078,030
Juniper Industrial Holdings Incorporated Class A †	408,654	4,376,684
Nebula Caravel Acquisition Corporation †	593,927	6,414,412
Pine Island Acquisition Corporation ♠†	1,149,744	11,853,861
		40,066,050
See accompanying notes to portfolio of investments

2  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Insurance: 5.06%
CNO Financial Group Incorporated	999,930	$ 22,228,444
Enstar Group Limited †	232,387	47,613,772
National Western Life Group Class A	56,766	11,718,773
ProAssurance Corporation	1,198,559	21,322,365
Stewart Information Services Corporation	1,123,806	54,347,258
The Hanover Insurance Group Incorporated	510,832	59,726,477
		216,957,089
Mortgage REITs: 1.83%
Apollo Commercial Real Estate Finance Incorporated	1,821,553	20,346,747
New York Mortgage Trust Incorporated	5,570,981	20,556,920
Two Harbors Investment Corporation	5,911,496	37,656,230
		78,559,897
Health care: 2.76%
Health care equipment & supplies: 0.75%
Natus Medical Incorporated †	711,529	14,259,041
Varex Imaging Corporation †	1,089,112	18,166,388
		32,425,429
Health care providers & services: 1.35%
Owens & Minor Incorporated	534,083	14,446,945
Patterson Companies Incorporated	1,012,965	30,014,153
Premier Incorporated Class A	384,000	13,478,400
		57,939,498
Pharmaceuticals: 0.66%
Prestige Consumer Healthcare Incorporated †	809,100	28,213,317
Industrials: 24.89%
Aerospace & defense: 0.98%
Parsons Corporation †	1,150,289	41,882,022
Building products: 4.28%
CSW Industrials Incorporated *	754,505	84,436,655
Griffon Corporation	1,279,317	26,072,480
Quanex Building Products Corporation ♠	2,055,901	45,579,325
Simpson Manufacturing Company Incorporated	296,073	27,668,022
		183,756,482
Commercial services & supplies: 3.88%
ACCO Brands Corporation	2,460,375	20,790,169
Deluxe Corporation	821,636	23,991,771
Ennis Incorporated	1,194,609	21,323,771
Healthcare Services Group Incorporated	1,897,043	53,306,908
Matthews International Corporation Class A	282,300	8,299,620
Viad Corporation ♠	1,071,690	38,763,027
		166,475,266
Construction & engineering: 0.58%
APi Group Corporation 144A†	1,365,700	24,787,455
See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value

Electrical equipment: 2.14%
Atkore International Incorporated †	1,982,553	$ 81,502,754
nVent Electric plc	446,800	10,405,972
		91,908,726
Machinery: 10.11%
Alamo Group Incorporated	213,900	29,507,505
Crane Company	193,500	15,027,210
Douglas Dynamics Incorporated ♠	1,277,515	54,639,317
Franklin Electric Company Incorporated	1,415,986	98,000,391
Harsco Corporation †	1,414,041	25,424,457
Kadant Incorporated	287,170	40,485,227
Mayville Engineering Company Incorporated †	705,946	9,473,795
Mueller Industries Incorporated ♠	2,987,634	104,895,830
NN Incorporated †	1,314,815	8,638,335
Trimas Corporation †	1,503,740	47,623,446
		433,715,513
Professional services: 1.90%
CBIZ Incorporated †	1,208,275	32,152,198
Korn Ferry International	1,132,542	49,265,577
		81,417,775
Road & rail: 0.59%
Werner Enterprises Incorporated	648,394	25,430,013
Trading companies & distributors: 0.43%
Air Lease Corporation	412,900	18,341,018
Information technology: 4.96%
Communications equipment: 0.50%
NETGEAR Incorporated †	532,900	21,651,727
Electronic equipment, instruments & components: 0.54%
Badger Meter Incorporated	0	0
Belden Incorporated	553,868	23,207,069
		23,207,069
IT services: 1.73%
Concentrix Corporation †	254,326	25,101,976
MAXIMUS Incorporated	436,000	31,910,840
Sykes Enterprises Incorporated †	455,300	17,151,151
		74,163,967
Semiconductors & semiconductor equipment: 0.93%
Brooks Automation Incorporated	412,666	27,999,388
DSP Group Incorporated †	704,148	11,681,815
		39,681,203
Software: 1.26%
BlackBerry Limited †«	5,401,809	35,813,994
Verint Systems Incorporated †	269,300	18,091,574
		53,905,568
See accompanying notes to portfolio of investments

4  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Materials: 17.05%
Chemicals: 8.11%
Avient Corporation	2,546,030	$ 102,554,088
Element Solutions Incorporated	1,368,492	24,263,363
Ferro Corporation †	952,300	13,932,149
Huntsman Corporation	715,300	17,982,642
Innospec Incorporated ♠	1,374,331	124,693,052
Minerals Technologies Incorporated	137,731	8,555,850
NewMarket Corporation	94,650	37,698,149
PQ Group Holdings Incorporated	1,278,227	18,227,517
		347,906,810
Construction materials: 2.86%
Eagle Materials Incorporated	1,210,808	122,715,387
Containers & packaging: 2.43%
Myers Industries Incorporated	1,582,660	32,887,675
Silgan Holdings Incorporated	1,918,580	71,140,946
		104,028,621
Metals & mining: 0.72%
Compass Minerals International Incorporated	503,000	31,045,160
Paper & forest products: 2.93%
Neenah Incorporated ♠	1,404,661	77,705,847
Schweitzer-Mauduit International Incorporated	1,198,028	48,172,706
		125,878,553
Real estate: 1.01%
Equity REITs: 1.01%
Acadia Realty Trust	929,954	13,196,047
Washington REIT	1,397,210	30,221,652
		43,417,699
Utilities: 2.83%
Electric utilities: 2.83%
ALLETE Incorporated	579,300	35,881,842
Hawaiian Electric Industries Incorporated	1,624,306	57,484,189
IDACORP Incorporated	294,543	28,284,964
		121,650,995
Total Common stocks (Cost $3,532,147,475)		4,192,861,201

See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  5

Portfolio of investments—December 31, 2020 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.19%
Investment companies: 2.19%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	34,160,625	$ 34,160,625
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	59,536,841	59,536,841
Total Short-term investments (Cost $93,697,466)				93,697,466
Total investments in securities (Cost $3,625,844,941)	99.92%			4,286,558,667
Other assets and liabilities, net	0.08			3,612,331
Total net assets	100.00%			$4,290,170,998

†	Non-income-earning security
*	No longer an affiliate of the Fund at the end of the period.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

6  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Common stocks
Communication services
Media
A.H. Belo Corporation Class A	$3,460,965	$0	$0	$0	$(422,560)	$3,038,405		2,012,189	$0
Consumer discretionary
Hotels, restaurants & leisure
Denny’s Corporation†	28,951,496	9,357,291	(5,115,715)	(3,816,296)	34,129,902	63,506,678		4,326,068	0
Dine Brands Global Incorporated*	27,527,121	6,283,097	(14,751,536)	(6,530,380)	31,896,566	44,424,868		765,946	899,917
Textiles, apparel & luxury goods
Delta Apparel Incorporated†	5,828,580	61,365	0	0	5,407,499	11,297,444		562,902	0
Consumer staples
Household products
Central Garden & Pet Company†	21,984,105	381,304	(1,083,329)	(86,784)	9,002,434	30,197,730		782,122	0
Financials
Capital markets
Glassbridge Enterprises Incorporated†	76,365	0	0	0	0	76,365		1,527	0
Westwood Holdings Group Incorporated	7,999,328	30,304	0	0	(1,665,829)	6,363,804		438,883	187,860
Diversified financial services
Pine Island Acquisition Corporation†	0	11,497,440	0	0	356,421	11,853,861		1,149,744	0
Industrials
Building products
CSW Industrials Incorporated*	53,025,835	7,062,925	(14,234,516)	4,515,560	34,066,851	84,436,655		754,505	343,158
Quanex Building Products Corporation	17,678,576	4,877,626	0	0	23,023,123	45,579,325		2,055,901	465,780
Commercial services & supplies
Viad Corporation	16,011,454	6,029,280	(464,753)	(513,454)	17,700,500	38,763,027		1,071,690	71,409
Machinery
Douglas Dynamics Incorporated	29,170,293	18,400,352	(2,143,909)	(403,892)	9,616,473	54,639,317		1,277,515	879,717
Mueller Industries Incorporated	60,962,205	11,808,243	0	0	32,125,382	104,895,830		2,987,634	1,104,383
Materials
Chemicals
Innospec Incorporated	68,557,097	29,935,307	(1,192,112)	(363,250)	27,756,010	124,693,052		1,374,331	1,207,698
Paper & forest products
Neenah Incorporated	48,908,342	11,916,761	0	0	16,880,744	77,705,847		1,404,661	1,819,574
						701,472,208	16.34%

See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$6,657,880	$93,237,690	$(65,735,362)	$687	$(270)	$34,160,625		34,160,625	$7,249#
Wells Fargo Government Money Market Fund Select Class	66,773,903	675,030,460	(682,267,522)	0	0	59,536,841		59,536,841	46,613
						93,697,466	2.19%
				$(7,197,809)	$239,873,246	$795,169,674	18.53%		$7,033,358

†	Non-income-earning security
*	No longer an affiliate of the Fund at the end of the period.
#	Amount shown represents income before fees and rebates.
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
American Eagle Outfitters Incorporated	Bank of America	(500)	$(1,000,000)	$20.00	1-15-2021	$(47,500)
Avient Corporation	Bank of America	(500)	(2,000,000)	40.00	1-15-2021	(113,750)
CNO Financial Group Incorporated	Bank of America	(1,000)	(2,300,000)	23.00	1-15-2021	(40,000)
Element Solutions Incorporated	Bank of America	(1,500)	(2,625,000)	17.50	1-15-2021	(105,000)
Pacific Ethanol Incorporated	Bank of America	(1,000)	(700,000)	7.00	1-15-2021	(12,500)
Tupperware Brands Corporation	Bank of America	(1,000)	(4,000,000)	40.00	1-15-2021	(30,000)
Put
Atkore International Incorporated	Bank of America	1,000	4,000,000	40.00	1-15-2021	(175,000)
BJ's Wholesale Club Holdings Incorporated	Bank of America	1,000	3,500,000	35.00	1-15-2021	(40,000)
BlackBerry Limited	Bank of America	1,000	700,000	7.00	1-15-2021	(53,000)
CBIZ Incorporated	Bank of America	1,000	2,500,000	25.00	1-15-2021	(5,569)
Hillenbrand Incorporated	Bank of America	500	2,000,000	40.00	2-19-2021	(116,250)
Michaels Companies Incorporated	Bank of America	1,000	1,250,000	12.50	1-15-2021	(57,500)
Michaels Companies Incorporated	Bank of America	1,500	1,500,000	10.00	1-15-2021	(11,250)
Owens & Minor Incorporated	Bank of America	500	1,125,000	22.50	1-15-2021	(10,000)
Quanex Building Products Corporation	Bank of America	1,000	2,250,000	22.50	1-15-2021	(127,500)
Simpson Manufacturing Company Incorporated	Bank of America	500	4,500,000	90.00	1-15-2021	(17,955)
Urban Outfitters Incorporated	Bank of America	2,500	6,500,000	26.00	1-15-2021	(325,000)
						$(1,287,774)
See accompanying notes to portfolio of investments

8  |  Wells Fargo Special Small Cap Value Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date.

Wells Fargo Special Small Cap Value Fund  |  9

Notes to portfolio of investments—December 31, 2020 (unaudited)

Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,926,181	$0	$0	$5,926,181
Consumer discretionary	359,427,711	0	0	359,427,711
Consumer staples	530,356,925	0	0	530,356,925
Energy	102,034,749	0	0	102,034,749
Financials	899,493,997	76,365	0	899,570,362
Health care	118,578,244	0	0	118,578,244
Industrials	1,067,714,270	0	0	1,067,714,270
Information technology	212,609,534	0	0	212,609,534
Materials	731,574,531	0	0	731,574,531
Real estate	43,417,699	0	0	43,417,699
Utilities	121,650,995	0	0	121,650,995
Short-term investments
Investment companies	93,697,466	0	0	93,697,466
Total assets	$4,286,482,302	$76,365	$0	$4,286,558,667
Liabilities
Written options	$0	$1,287,774	$0	$1,287,774
Total liabilities	$0	$1,287,774	$0	$1,287,774
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the nine months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

10  |  Wells Fargo Special Small Cap Value Fund